STRATEVEST FUNDS
STRATEVEST LARGE CAP CORE FUND
STRATEVEST LARGE CAP GROWTH FUND
STRATEVEST LARGE CAP VALUE FUND
STRATEVEST SMALL/MID CAP CORE FUND
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     Supplement  to the Combined  Prospectus  dated  September 19, 2000 (Revised
September 25, 2000 and March 15, 2001)

     On page 24 of the Combined Prospectus under the section "Dividends and Capital Gains," please delete the first sentence and replace it with the following:

     The Large Cap Core Fund, Large Cap Growth Fund, Large Cap Value Fund and Small/Mid Cap Core Fund declare and pay any dividends quarterly to shareholders.





                                                                  April 30, 2001

Cusip 862793106
26399 (04/01)